General (AeroTurbine Transaction) (Narrative) (Details) (USD $)	12 Months Ended							2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Oct. 07, 2011 AeroTurbine, Inc. [Member]	Oct. 07, 2011 AeroTurbine, Inc. [Member]	Dec. 31, 2010 AeroTurbine, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price for all shares of AeroTurbine								$ 228,000,000
Loss on discontinued operations (AeroTurbine)	52,745,000		3,199,000	[1]	(2,731,000)	(1,447,000)	(13,164,000)	52,800,000	52,745,000	3,199,000
Fees and incentive payments incurred due to AeroTurbine transaction								22,500,000
Write-off of deferred tax asset								8,700,000
Loss on sale of business								21,600,000
Increase in cash position due to AeroTurbine sale	$ 119,917,000	[2]						$ 119,900,000

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[2]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.